Financial Risk Management - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Guarantees outstanding	₺ 3,720,954	₺ 1,409,749
Deposits at call	₺ 603,553	₺ 569,826